Financial instruments - Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Abstract]
Cash	$ 22,106	$ 42,714	$ 54,471
Restricted cash	530	712
Trade and other receivables	5,499	19,108
Accounts payable and accrued liabilities (including non-current)	31,270	32,163
Total debt	$ 92,280	$ 75,000